COMMISSIONS AND FEES (Tables)	12 Months Ended
Dec. 31, 2016
COMMISSIONS AND FEES
Schedule of commissions and fees

	Year ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	(Note2) USD
				Unaudited

Spread fees	624,582	710,799	932,273	134,275
Trading commissions, net	149,818	191,846	1,517,394	218,550
Overnight fees, net	86,419	88,053	97,376	14,025

Total	860,819	990,698	2,547,043	366,850